Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	[1]	¥ 135,070	¥ 266,119
Less: Net gains (losses) recognized during the period on equity securities sold during the period		29,552	34,985
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period		¥ 105,518	¥ 231,134

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.